REVENUE AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2023
REVENUE AND DEFERRED REVENUES
REVENUE AND DEFERRED REVENUES

13. REVENUE AND DEFERRED REVENUE

Disaggregation of revenue

All the revenues for the period were recognized from contracts with customers. For the years ended December 31, 2021, 2022 and 2023, the majority of the Group’s revenues result from sales of products which was recognized at a point of time. The following table provides information about disaggregated revenue by products, including a reconciliation of the disaggregated revenue with reportable segments:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Xiaomi Wearable Products	3,340,857	1,697,053	644,879
Self-branded products and other	2,909,252	2,445,809	1,850,443
Total	6,250,109	4,142,862	2,495,322

During the years ended December 31, 2021, 2022, the majority of the Group’s products were sold to resellers and distributors in the PRC. This includes products that have international versions which are first sold to the Group’s domestic distributors who subsequently distribute those products internationally. During the year ended December 31, 2023, the majority of the Group’s products were sold to overseas customers.

13. REVENUE AND DEFERRED REVENUE - CONTINUED

Contract balances

The following table provides information about receivables, deferred revenue and refund liability from contracts with customers:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivables	682,103	431,159
Amounts due from a related party	138,614	35,385
Deferred revenue	61,164	53,980
Refund liability (sales return)	6,932	9,855

Accounts receivables are recorded when the right to consideration is unconditional and payments terms on invoiced amounts are typically 30 to 90 days. Amounts due from related parties include both amounts billed and unbilled due from related party under the cooperation agreement. As of December 31, 2022 and 2023, the amount due from related parties include the billed amount of RMB136,001 and RMB33,478, and unbilled amounted to RMB2,613 and RMB1,907 respectively. The amount billed is recorded when the right to the consideration is unconditional and payment terms on invoiced amounts are typically 30 to 60 days. Unbilled amount due from related party relate to contractual right to consideration under cooperation agreement for the second installment payment not yet invoiced. The Company recorded no impairment charges related to contract assets during the years ended December 31, 2021, 2022 and 2023.

Deferred Revenue, recorded in accrued expenses in the consolidated balance sheet, include payment received in advance of performance under the contract related to software services which are realized over the estimated usage period and payment received related to a material right provided to a customer to acquire additional goods or services at a discount in a future period. Refund liability includes the Group’s estimated product sales that may be returned by the Group’s end users and resellers covered under the Group’s sale return policy. Refund liability is included in “Accrued expenses and other current liabilities” and “Amounts due to related parties”. Additions to the refund liability were RMB84,869, RMB157,821 and RMB84,676 and deductions from the refund liability were RMB79,490, RMB156,634 and RMB81,753 during the years ended December 31, 2021, 2022 and 2023.

During the years ended December 31, 2021, 2022 and 2023, the Group recognized RMB51,780, RMB87,980 and RMB61,164 of revenue previously included in deferred revenue as of December 31, 2020, December 31, 2021 and 2022, which mainly consist of revenue recognized related to its subscription-based service. Additionally, during the years ended December 31, 2021, 2022 and 2023, the Group billed RMB80,675, RMB64,129 and RMB2,613 to a related party, which was initially recorded as unbilled amount, mainly due to the timing of invoicing for the goods related to its cooperation agreement. The difference between the opening and closing balances of the Group’s deferred revenue primarily results from the timing difference between the Group’s performance and the customer’s payment.